Treasury Shares	12 Months Ended
Dec. 31, 2017
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Treasury Shares
24.	Treasury Shares

The Parent Company acquired treasury shares to provide share dividends, merge with Shinsegi Telecom, Inc. and SK IMT Co, Ltd., increase shareholder value and stabilize its share prices.

Treasury shares as of December 31, 2017 and 2016 are as follows:

(In millions of won, shares)
	December 31, 2017		December 31, 2016
Number of shares		10,136,551	10,136,551
Acquisition cost	￦	2,260,626	2,260,626